Operating costs and other operating income - Other Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs and other operating incomes
Grant income	€ 6,618,000	€ 1,873,000	€ 7,334,000
R&D incentives	32,968,000	29,104,000	37,416,000
Other income	7,686,000	5,150,000	1,325,000
Total other operating income	47,272,000	36,127,000	46,075,000
Total R&D Incentive Income	32,968,000	29,104,000	37,416,000
Income From Innovation Incentive System In France	5,881,000	11,075,000	12,245,000
Income From Belgian R&D Incentives.	16,535,000	10,339,000	14,835,000
Tax Rebates On Payroll Withholding Taxes Of R&D Personnel	10,552,000	7,689,000	10,336,000
National Institute For Health [member]
Operating costs and other operating incomes
Grant income	€ 6,100,000	€ 0	€ 5,400,000